Related Party Transactions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions [Abstract]
Balances by Related Party [Table Text Block]
At June 30, 2013 and December 31, 2012, Atlas reported net amounts receivable from (payable to) affiliates as follows which are included within other assets and accounts payable and accrued expenses on the balance sheets (all amounts in '000s):

	June 30, 2013	December 31, 2012
Kingsway America Inc.	$44	$43
Kingsway Amigo Insurance Company	4	1
Total	$48	$44

As at December 31, 2012 and December 31, 2011, Atlas reported net amounts receivable from (payable to) affiliates as follows which are included within other assets and accounts payable and accrued expenses on the balance sheets (all amounts in '000s):

As of December 31,	2012	2011
Kingsway America Inc.	$43	$291
Universal Casualty Company	—	(500)
Kingsway Amigo Insurance Company	1	(1)
Total	$44	$(210)